Deferred Compensation	12 Months Ended
Dec. 31, 2015
Compensation Related Costs [Abstract]
Compensation Related Costs, General [Text Block]
9.	Deferred Compensation
  Pursuant to the Company’s employment agreements with the founders, the Company has agreed to pay deferred compensation totaling $ 215,012 in cash to these founders.